Revenues - Schedule of Breakdown of Product Sales Revenue by Product Category (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total net revenues	$ 304,938,765	$ 329,479,916	$ 199,015,036
Sales Revenue
Total net revenues	300,155,525	302,098,523	176,097,737
Sales Revenue | Health Supplements and Food
Total net revenues	138,269,439	116,975,344	80,317,631
Sales Revenue | Mother and Child Care Products
Total net revenues	118,728,576	131,926,890	69,269,605
Sales Revenue | Personal Care Products
Total net revenues	25,553,477	24,293,333	11,289,494
Sales Revenue | Others
Total net revenues	$ 17,604,033	$ 28,902,946	$ 15,221,007